UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended: December 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:            Argonaut Global Macro Fund, Ltd.

Address:         c/o Citi Hedge Fund Services (Cayman), Ltd.
                 P.O. Box 10293
                 Cayman Corporate Center
                 27 Hospital Road
                 George Town
                 Grand Cayman KY1-1003
                 Cayman Islands


13F File Number: 028-14211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Lawrence Canzoneri
Title:       Chief Financial Officer
Phone:       212 752-5768


Signature, Place and Date of Signing:


/s/ Lawrence Canzoneri          New York, New York          February 5, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):


[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

1.   028-14207                       Argonaut Capital Management Corp.










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